Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 667,024	$ 407,323
Investment - held for trading	32,914
Accounts receivable	2,926,323	1,667,323
Inventories	1,226,176	1,057,584
Advances to suppliers	255,879	35,657
Prepaid expenses	57,989	10,316
Due from related party	152,371	3,791,804
Other receivables, net	499,303	93,971
Restricted assets	130,924
Other current assets	729,355	215,430
Total Current Assets	6,678,258	7,279,408
Long-term prepaid expenses	377,950
Plant and equipment, net of accumulated depreciation	7,792,943	7,409,102
Construction in progress	2,142,989	648,458
Intangible assets, net	3,532,230	3,504,679
Total Assets	20,524,370	18,841,647
Current Liabilities:
Short-term loans	15,416,339	6,062,434
Accounts payable and accrued payables	415,504	497,437
Advances from customers	59,784	74,512
Other payables	201,877	216,466
Total Current Liabilities	16,093,504	6,850,849
Long-term loans		6,824,205
Total Liabilities	16,093,504	13,675,054
Stockholders' Equity:
Preferred stock ($0.001 par value, 500,000,000 shares authorized, 90,000,000 shares and 0 shares issued and outstanding as of December 31, 2013 and 2012, respectively)	90,000
Common stock ($0.001 par value, 1,000,000,000 shares authorized, 123,000,000 and 122,900,000 shares issued and outstanding as of December 31, 2013 and 2012, respectively)	123,000	122,900
Additional paid in capital	5,413,172	5,514,599
Accumulated deficit	(2,067,646)	(1,192,815)
Accumulated other comprehensive income	872,340	721,909
Total Stockholders' Equity	4,430,866	5,166,593
Total Liabilities and Stockholders' Equity	$ 20,524,370	$ 18,841,647